Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost

										Group
	2023					2022
			Fair value	Fair	Carrying			Fair value	Fair	Carrying
	Level 1	Level 2	Level 3	value	value	Level 1	Level 2	Level 3	value	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	209,641	209,641	211,222	—	—	216,451	216,451	223,840
Loans and advances to banks	—	1,216	—	1,216	1,216	—	1,105	—	1,105	1,105
Reverse repurchase agreements - non trading	—	12,470	—	12,470	12,468	—	7,341	—	7,341	7,348
Other financial assets at amortised cost	144	—	—	144	152	144	—	—	144	156
	144	13,686	209,641	223,471	225,058	144	8,446	216,451	225,041	232,449
Liabilities
Deposits by customers	—	76	194,831	194,907	195,149	—	52	197,228	197,280	197,313
Deposits by banks	—	20,371	37	20,408	20,357	—	27,997	54	28,051	28,543
Repurchase agreements - non trading	—	8,413	—	8,413	8,411	—	7,982	—	7,982	7,982
Debt securities in issue	11,511	22,710	1,154	35,375	35,778	4,988	28,685	1,582	35,255	36,420
Subordinated liabilities	871	1,669	209	2,749	2,386	19	2,268	224	2,511	2,332
	12,382	53,239	196,231	261,852	262,081	5,007	66,984	199,088	271,079	272,590

Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis	The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2023 and 31 December 2022, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2023				2022
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	1,129	—	1,129	—	2,049	—	2,049	A
	Interest rate contracts	—	2,227	1	2,228	—	2,406	7	2,413	A & C
	Equity and credit contracts	—	127	35	162	—	103	47	150	B & D
	Netting	—	(2,047)	—	(2,047)	—	(2,173)	—	(2,173)
		—	1,436	36	1,472	—	2,385	54	2,439
Other financial assets at FVTPL	Loans and advances to customers	—	309	46	355	—	294	45	339	A
	Debt securities	—	168	49	217	—	13	72	85	A, B & D
	Equity securities	—	—	30	30	—	—	10	10	B
		—	477	125	602	—	307	127	434
Financial assets at FVOCI	Debt securities	8,293	188	—	8,481	5,996	28	—	6,024	D
		8,293	188	—	8,481	5,996	28	—	6,024
Total assets at fair value		8,293	2,101	161	10,555	5,996	2,720	181	8,897

Liabilities
Derivative financial instruments	Exchange rate contracts	—	533	—	533	—	489	—	489	A
	Interest rate contracts	—	2,379	1	2,380	—	2,662	4	2,666	A & C
	Equity and credit contracts	—	16	9	25	—	18	8	26	B & D
	Netting	—	(2,047)	—	(2,047)	—	(2,173)	—	(2,173)
		—	881	10	891	—	996	12	1,008
Other financial liabilities at FVTPL	Debt securities in issue	—	369	—	369	—	372	3	375	A
	Structured deposits	—	426	—	426	—	321	—	321	A
	Zero Amortising Guaranteed Notes	—	104	—	104	—	107	—	107	D
		—	899	—	899	—	800	3	803
Total liabilities at fair value		—	1,780	10	1,790	—	1,796	15	1,811

Summary of Fair Value Adjustment
The fair value adjustments are set out in the following table:

		Group
	2023	2022
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(6)	(12)
- Uncertainty	29	27
- Credit risk adjustment	(2)	(1)
- Funding fair value adjustment	1	1
	22	15
Day One profit	(1)	(1)
	21	14

Disclosure of Analysis of Financial Instruments Valued Using Internal Models Based on Information Other than Market Data	The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

			Group
			Balance sheet value		Fair value movements recognised in profit/(loss)

			2023	2022	2023	2022	2021
Balance sheet line item	Category	Financial instrument product type	£m	£m	£m	£m	£m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	35	30	12	(8)	—
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	24	28	(2)	(18)	(5)
3. FVTPL assets	Loans and advances to customers	Other loans	22	17	4	(4)	(2)
4. FVTPL assets	Debt securities	Reversionary property securities	49	70	(3)	—	5
5. FVTPL assets	Equity securities	Unlisted equity shares	30	10	27	(10)	1
			160	155	38	(40)	(1)
Other Level 3 assets			1	26	7	17	(6)
Other Level 3 liabilities			(10)	(15)	(1)	2	6
Total net assets			151	166
Total income/(expense)					44	(21)	(1)

Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy	The following table sets out the movements in Level 3 financial instruments in 2023:

	Group
	Assets				Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Other financial liabilities at FVTPL	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	54	127	—	181	(12)	(3)	(15)
Total gains/(losses) recognised:
Fair value movements(2)	18	27	—	45	(1)	—	(1)
Foreign exchange and other movements	—	(7)	—	(7)	—	—	—
Purchases	—	1	—	1	—	—	—
Transfers out	(22)	—	—	(22)	—	—	—
Netting(1)	—	(3)	—	(3)	—	—	—
Settlements	(14)	(20)	—	(34)	3	3	6
At 31 December 2023	36	125	—	161	(10)	—	(10)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year(2)	18	20	—	38	(1)	—	(1)

At 1 January 2022	56	235	18	309	(32)	(6)	(38)
Total gains/(losses) recognised:
Fair value movements(2)	5	(28)	—	(23)	2	—	2
Foreign exchange and other movements	—	(2)	—	(2)	—	1	1
Transfers in	—	—	—	—	(2)	—	(2)
Transfers out	—	(28)	—	(28)	—	—	—
Netting(1)	—	(8)	—	(8)	—	—	—
Sales	—	(5)	—	(5)	—	—	—
Settlements	(7)	(37)	(18)	(62)	20	2	22
At 31 December 2022	54	127	—	181	(12)	(3)	(15)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year(2)	5	(30)	—	(25)	2	1	3
This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii)
Credit protection entities’ in Note 19
(2)Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement.

Disclosure of Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives Level Three	Favourable and unfavourable changes are determined on the basis of changes in the value of the instrument as a result of varying the levels of the unobservable input as described in the table below. The potential effects do not take into effect any hedged positions.

		Group
		Significant unobservable input				Sensitivity
			Assumption value			Favourable changes	Unfavourable changes
	Fair value		Range(1)	Weighted average	Shift
2023	£m	Assumption description				£m	£m
1. Derivative assets – Equity and credit contracts:	35	HPI Forward growth rate	-5% to 5%	(0.20)%	1.0%	2	(2)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	513	10.0%	2	(4)
2. FVTPL – Loans and advances to customers:	24	HPI Forward growth rate	-5% to 5%	1.31%	1.0%	—	—
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	22	Credit spreads	0.13% - 2.54%	0.97%	20.0%	—	—
– Other loans
4. FVTPL – Debt securities:	49	HPI Forward growth rate	-5% to 5%	(0.20)%	1.0%	—	—
– Reversionary property securities		HPI Spot rate(2)	n/a	513	10.0%	2	(2)
5. FVTPL – equity securities:	30	Contingent litigation risk	0% - 100%	39.00%	20.0%	3	(3)
– Unlisted equity shares

2022
1. Derivative assets – Equity and credit contracts:	30	HPI Forward growth rate	-5% to 5%	0.53%	1.0%	4	(4)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	513	10.0%	4	(4)
2. FVTPL – Loans and advances to customers:	28	HPI Forward growth rate	-5% to 5%	1.39%	1.0%	1	(1)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	17	Credit spreads	0.19% to 2.04%	0.98%	20.0%	—	—
– Other loans
4. FVTPL – Debt securities:	70	HPI Forward growth rate	-5% to 5%	0.53%	1.0%	1	(1)
– Reversionary property securities		HPI Spot rate(2)	n/a	513	10.0%	3	(3)
5. FVTPL – equity securities:	10	Contingent litigation risk	0% to 100%	0.95%	20.0%	7	(7)
– Unlisted equity shares
6. Derivative liabilities – Equity contracts:	(8)	HPI Forward growth rate	-5% to 5%	-0.92%	1.0%	1	(1)
– Property-related options and forwards		HPI Spot rate(2)	n/a	491	10.0%	2	(3)
(1)The range of actual assumption values used to calculate the weighted average disclosure.
(2)The HPI spot rate in the weighted average column represents the HPI spot rate index level at 31 December 2023 and 2022.

Disclosure of Maturity Analysis of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments	The table below analyses the maturities of the undiscounted cash flows relating to financial liabilities and off-balance sheet commitments of Santander UK based on the remaining period to the contractual maturity date at the balance sheet date. Deposits by customers largely consist of retail deposits. This table is not intended to show the liquidity of Santander UK.

	Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2023	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	1	221	53	480	236	991
Other financial liabilities at fair value through profit or loss	—	8	7	538	520	1,073
Deposits by customers	181,492	4,826	5,987	2,946	286	195,537
Deposits by banks	1,479	806	1,518	18,087	—	21,890
Repurchase agreements – non trading	—	8,418	8	—	—	8,426
Debt securities in issue	—	7,500	3,835	21,708	8,597	41,640
Subordinated liabilities	—	27	83	876	2,470	3,456
Lease liabilities	—	—	30	73	25	128
Total financial liabilities	182,972	21,806	11,521	44,708	12,134	273,141
Off-balance sheet commitments given	3,805	15,205	1,408	7,399	3,622	31,439

2022
Financial liabilities
Derivative financial instruments	—	224	120	501	302	1,147
Other financial liabilities at fair value through profit or loss	—	—	98	443	437	978
Deposits by customers	181,744	4,969	7,927	2,471	332	197,443
Deposits by banks	2,067	948	659	26,140	—	29,814
Repurchase agreements – non trading	—	7,984	3	—	—	7,987
Debt securities in issue	—	6,678	2,101	23,076	6,830	38,685
Subordinated liabilities	—	35	691	1,149	1,400	3,275
Lease liabilities	—	—	32	82	28	142
Total financial liabilities	183,811	20,838	11,631	53,862	9,329	279,471
Off-balance sheet commitments given	19,111	787	898	7,508	3,554	31,858